Consolidated cash flow statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Consolidated cash flows statements [Abstract]
Profit/(loss) for the year	$ 74,608		$ 55,269		$ (104,887)
Non-monetary adjustments
Depreciation, amortization and impairment charges	310,755		362,697		310,960
Financial (income)/expenses	405,634		396,411		443,517
Fair value (gains)/losses on derivative financial instruments	(613)		399		759
Shares of (profits)/losses from associates	(7,457)		(5,231)		(5,351)
Income tax	30,950		42,659		119,837
Changes in consolidation and other non-monetary items	(37,432)		(99,280)		(20,882)
II. Profit for the year adjusted by non monetary items	776,445		752,924		743,953
Variations in working capital
Inventories	(1,343)		(1,991)		(2,548)
Trade and other receivables	(71,505)		5,564		(23,799)
Trade payables and other current liabilities	(36,533)		(4,898)		22,474
Financial investments and other current assets/liabilities	(3,970)		(17,019)		(4,924)
III. Variations in working capital	(113,351)		(18,344)		(8,797)
Income tax received/(paid)	(23)		(12,525)		(4,779)
Interest received	10,135		6,726		4,139
Interest paid	(309,625)		(327,738)		(348,893)
A. Net cash provided by/(used in) operating activities	363,581		401,043		385,623
Investments in entities under the equity method	30,443		4,432		3,003
Investments in contracted concessional assets	22,009	[1]	68,048	[1]	30,058
Other non-current assets/liabilities	2,703		(16,668)		8,183
(Acquisitions)/sales of subsidiaries and other financial instruments	(173,366)		(70,672)		30,124
B. Net cash (used in)/provided by investing activities	(118,211)		(14,860)		71,368
Proceeds from Project & Corporate debt	358,826		123,767		296,398
Repayment of Project & Corporate debt	(603,070)		(385,964)		(613,242)
Dividends paid to Company's shareholders	(159,002)		(133,289)		(94,845)
Dividends paid to Non-controlling interests	(29,239)		(9,745)		(4,638)
Non-controlling interests capital contribution	92,303		0		0
Capital increase	30,000		0		0
C. Net cash provided by/(used in) financing activities	(310,182)		(405,231)		(416,327)
Net increase/(decrease) in cash and cash equivalents	(64,812)		(19,048)		40,664
Cash and cash equivalents at beginning of the year	631,542		669,387		594,811
Translation differences cash and cash equivalents	(3,935)		(18,797)		33,912
Cash and cash equivalents at the end of the year	$ 562,795		$ 631,542		$ 669,387

[1]	Includes proceeds for $22.2 million, $72.6 million and $42.5 million in 2019, 2018 and 2017 respectively (Note 6).